Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary Shares	Additional Paid-in Capital	Retained earnings	Accumulated Other Comprehensive Income /(Loss)	Total
Balance at Sep. 30, 2023	$ 25,000	$ (25,000)	$ 4,625,799	$ (20,714)	$ 4,605,085
Balance (in Shares) at Sep. 30, 2023	25,000,000
Net income			173,415		173,415
Foreign currency translation adjustment				27,715	27,715
Balance at Mar. 31, 2024	$ 25,000	(25,000)	4,799,214	7,001	4,806,215
Balance (in Shares) at Mar. 31, 2024	25,000,000
Balance at Sep. 30, 2024	$ 25,000	(25,000)	6,322,453	56,538	6,378,991
Balance (in Shares) at Sep. 30, 2024	25,000,000
Net income			443,994		443,994
Foreign currency translation adjustment				(37,291)	(37,291)
Balance at Mar. 31, 2025	$ 25,000	$ (25,000)	$ 6,766,447	$ 19,247	$ 6,785,694
Balance (in Shares) at Mar. 31, 2025	25,000,000